Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	279,097,027.99	20,062
Yield Supplement Overcollateralization Amount 07/31/21	9,097,536.06	0
Receivables Balance 07/31/21	288,194,564.05	20,062
Principal Payments	16,170,193.24	574
Defaulted Receivables	279,695.21	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	8,344,706.76	0
Pool Balance at 08/31/21	263,399,968.84	19,469

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.36%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,926,248.71	153
Past Due 61-90 days	685,555.22	35
Past Due 91-120 days	130,736.66	8
Past Due 121+ days	0.00	0
Total	3,742,540.59	196

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	300,090.59
Aggregate Net Losses/(Gains) - August 2021	(20,395.38)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.08%
Prior Net Losses Ratio	-0.15%
Second Prior Net Losses Ratio	-0.31%
Third Prior Net Losses Ratio	0.04%
Four Month Average	-0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.15%
Weighted Average Contract Rate, Yield Adjusted	6.56%
Weighted Average Remaining Term	33.72

Flow of Funds	$ Amount
Collections	17,474,850.75
Investment Earnings on Cash Accounts	76.68
Servicing Fee	(240,162.14)
Transfer to Collection Account	0.00
Available Funds	17,234,765.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	636,659.61
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	10,477,820.14
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	754,788.28

Total Distributions of Available Funds	17,234,765.29

Servicing Fee	240,162.14
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	273,877,788.98
Principal Paid	15,697,059.15
Note Balance @ 09/15/21	258,180,729.83

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2a
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2b
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	150,647,788.98
Principal Paid	15,697,059.15
Note Balance @ 09/15/21	134,950,729.83
Note Factor @ 09/15/21	38.4475014%

Class A-4
Note Balance @ 08/16/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	76,260,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	31,320,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	15,650,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	782,917.86
Total Principal Paid	15,697,059.15
Total Paid	16,479,977.01

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.09550%
Coupon	0.23550%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	418,047.61
Principal Paid	15,697,059.15
Total Paid to A-3 Holders	16,115,106.76

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7519163
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0754964
Total Distribution Amount	15.8274127

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1910188
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.7209662
Total A-3 Distribution Amount	45.9119850

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	667.50
Noteholders' Principal Distributable Amount	332.50

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,609,619.51
Investment Earnings	63.13
Investment Earnings Paid	(63.13)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,083,817.74	$940,343.05	$781,863.47
Number of Extensions	56	48	41
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.31%	0.24%